Accrued Expenses and Other Payables	12 Months Ended
Sep. 30, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
9.	ACCRUED EXPENSES AND OTHER PAYABLES

As of September 30, 2019 and 2020, accrued expenses and other payables consisted of the following:

	As of September 30,
	2019	2020
Other taxes payable(1)	$929,417	$3,502,262
Payroll payable	164,091	181,583
Others	23,658	72,812
Accrued expenses and other payables	$1,117,166	$3,756,657

(1)	The balance mainly represented the VAT payable.